INCOME TAX AND SOCIAL CONTRIBUTION - Summary of Reconciliation of Income Tax And Social Contribution (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INCOME TAX AND SOCIAL CONTRIBUTION
Income (loss) before income tax and social contribution		R$ (2,358,642)	R$ 91,253
Income tax and social contribution at the rate		801,938	(31,026)
Brazil Investment subsidies		207,608	469,863
Share of profit of equity investees
Effect from differences of tax rates of entities abroad		(117,757)	(51,614)
Taxation of profits of foreign subsidiaries	[1]	38,862	(77,072)
Unrecognized Deferred income tax	[2]	(789,129)	909,596
Non-Deductible donation and contribution		(36,213)	(8,381)
United Kingdom Tax Law rate change	[3]		(180,174)
Withholding and Sub-national taxes		(73,677)	(75,499)
Goodwill impairment		(70,730)
Other permanent differences		(80,470)	92,293
Income tax and social contribution revenue (expenses)		(119,568)	1,047,986	R$ (274,744)
Income tax and social contribution - current		(717,633)	(1,069,916)
Income tax and social contribution - deferred		R$ 598,065	R$ 2,117,902
Income tax and social contribution, applicable tax rate		34.00%

[1]	Certain earnings of foreign subsidiaries may be subjected to income taxation net of applicable credits, if any, by their parent holding companies in addition to the local taxing jurisdictions in which they conduct operations. Within the Natura Group, these types of taxation regimes exist in various jurisdictions including but not limited to Brazil, Australia, United Kingdom, United States.
[2]	During 2021, the Company recognized Deferred tax assets in certain jurisdictions, primarily Luxembourg, associated with restructuring activities which would generate current and future taxable income. The benefits recorded in 2021 were offset the lack of benefits reflected for certain jurisdictions that are unable to benefit their losses; during 2022, the Company has generated additional losses in certain jurisdictions that are unable to be benefitted.
[3]	During 2021, the income tax rate in the UK was changed. In 2021, the enacted tax rate increased from 19% to 25% which resulted in an increase in the Company’s deferred tax liabilities associated with UK. Such increase was accrued through deferred income tax expense during 2021.